Significant events and debt instruments incurred in the year -Schedule of amount offered for repurchase of debt (Detail) R$ in Thousands, $ in Thousands					12 Months Ended
	Feb. 13, 2025 BRL (R$)	Feb. 13, 2025 USD ($)	Feb. 12, 2025 BRL (R$)	Feb. 12, 2025 USD ($)	Dec. 31, 2025 BRL (R$)	Dec. 31, 2024 BRL (R$)	Dec. 31, 2023 BRL (R$)
Significant events and debt instruments incurred in the year
Principal amount repurchased	R$ 1,733,640	$ 300,000	R$ 3,462,660	$ 600,000
Interest paid					R$ (427,965)	R$ (377,269)	R$ (236,948)
Senior Notes Due 2029 [Member] | Cosan Luxembourg S A [member]
Significant events and debt instruments incurred in the year
Borrowings, interest rate					5.50%
Principal amount repurchased					R$ 1,347,741
Consideration paid upon repurchased					1,228,072
Interest paid					(30,487)
Premium					(67,135)
Gain/Loss					R$ 52,534
Senior Notes Due 2030 [Member] | Cosan Luxembourg S A [member]
Significant events and debt instruments incurred in the year
Borrowings, interest rate					7.50%
Principal amount repurchased					R$ 1,600,016
Consideration paid upon repurchased					1,572,518
Interest paid					(17,055)
Premium					(80,379)
Gain/Loss					R$ (52,881)
Senior Notes Due 2031 [Member] | Cosan Luxembourg S A [member]
Significant events and debt instruments incurred in the year
Borrowings, interest rate					7.25%
Principal amount repurchased					R$ 1,637,819
Consideration paid upon repurchased					1,588,054
Interest paid					(18,008)
Premium					(82,112)
Gain/Loss					(32,347)
Debentures 5Th And 6Th Issue Member
Significant events and debt instruments incurred in the year
Principal amount repurchased					1,152,469
Consideration paid upon repurchased					1,152,469
Interest paid					(52,384)
Premium					(17,714)
Gain/Loss					R$ (17,714)